Senior Convertible Notes	12 Months Ended
Dec. 31, 2010
Senior Convertible Notes [Abstract]
Senior Convertible Notes
14.	Senior Convertible Notes

On May 13, 2008, the Company entered into an underwriting agreement for the sale by the Company to the public of $350,000 aggregate principal amount of 4.5% Senior Convertible Notes due 2013 (the “Senior Notes”). The Company granted to the underwriters a 30-day option to purchase up to an additional $50,000 aggregate principal amount of Senior Notes. On May 19, 2008, the Company completed its public offering of $400,000 aggregate principal amount of its Senior Notes which includes the underwriter’s exercise of their option. Net proceeds to the Company from the offering were approximately RMB 2,709,538. The Company’s financing costs associated with the Senior Notes are amortized through interest expense over the life of the Senior Notes from May 2008 to the first put date, or May 2013 using the effective interest rate method. The amount amortized to interest expense for the year ended December 31, 2008, 2009 and 2010 was RMB 4,900, RMB 7,084 and RMB 7,552 respectively. This change in the balance of deferred issuance cost includes the pro-rate reduction of deferred issuance cost that is a component of the extinguished gain from convertible notes bought back by the Group.

The Senior Notes bear interest at the rate of 4.5% per year, payable semi-annually in arrears on May 15 and November 15 of each year, beginning on November 15, 2008. The Senior Notes will mature on May 15, 2013 unless previously repurchased by the Company or converted in accordance with their terms prior to such date. On or after May 15, 2011, the Company has the option to redeem for cash all or part of the Notes at principal if the closing sale price of the Company’s ADS exceeds 130% of the then effective conversion price for at least 20 trading days during the period of the 30 consecutive trading days ending on the last trading day on which notice of redemption is provided. If certain fundamental changes occur at any time prior to maturity, holders of the Senior Notes may require the Company to repurchase their Senior Notes in whole or in part for cash equal to 100% of the principal amount of the Senior Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the date of repurchase. The interest expense recognized for interest payable to the Senior Notes holders was RMB 75,381, RMB 88,731 and RMB 67,876 for the year ended December 31, 2008, 2009 and 2010 respectively.

Each $1,000 principal amount of the Senior Notes will initially be convertible into 32.8138 American Depository Shares, or ADSs, par value $.0001 per share at a conversion price of $30.475, subject to adjustment. The Senior Notes are convertible at maturity and upon certain other events, including when the trading price of the Company’s ADS exceeds 130% of the then effective conversion price for at least 20 trading days during the period of the 30 consecutive trading days ending on the last trading day of the previous fiscal quarter.

The Company used the proceeds from the issuance of the convertible notes for the purchase and construction of manufacturing equipment and facilities, the purchase and prepayment of raw materials, working capital and other general corporate purposes.

The Company’s functional currency is different from the denomination of the Senior Notes and the Company’s early redemption option is contingent upon its ADS price. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the conversion feature, early redemption option and conversion rate adjustment feature (together, “Embedded Derivatives”) as a freestanding instrument separately in the balance sheet. The Notes were recorded with a discount equal to the value of the Embedded Derivatives at the transaction date and will be accreted to the redemption value of the Notes over the life of the Notes. The change in fair value of the Embedded Derivatives of RMB 785,608, RMB (55,106) and RMB 70,458 was recorded in Consolidated Statements of Operations for the year ended December 31, 2008, 2009 and 2010 respectively. This change in fair value excludes the pro-rata reduction of the Embedded Derivatives that are a component of the extinguishment gain from convertible notes bought back by the Group. The interest expense recognized for accretion to the redemption value of the Senior Notes was RMB 81,808, RMB 104,226 and RMB 95,547 for the year ended December 31, 2008, 2009 and 2010 respectively.

During the years ended December 31, 2008 and 2009, the Company bought back US$78,526 and US$93,301(par value) of the Notes at prices ranging from 28.19% to 40.46% and 39.36% to 79.25%, respectively. The Company did not make any repurchase of the Notes during the year ended December 31, 2010. During the years ended December 31, 2008, 2009 and 2010, the gain/(loss) from convertible notes buyback was RMB 161,333, RMB (24,156) and RMB nil respectively. As of December 31, 2010, the notional outstanding amount of the Senior Notes was RMB 1,511,121 (US$228,173). The estimated fair value of the Senior Notes as of December 31, 2010 was RMB 1,488,452 (US$224,750).

Capped Call

Concurrent with the Company’s issuance of the Senior Notes on May 12, 2008, it entered into capped call option transactions with two financial institutions (the “counterparties”) that are affiliates of two of the underwriters of the Senior Notes. The capped call transactions was designed to reduce the dilution that would otherwise occur as a result of new common stock issuances upon conversion of the Senior Notes, and effectively increase the conversion price of the Senior Notes for the Company to $37.375 per ADS from the actual conversion price to the Senior Notes holders of $30.475 per ADS. The total premium paid by the Company for the capped call transactions was RMB 226,087.

The Company’s functional currency is different from the denomination of the capped call. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the capped call transactions as freestanding derivative assets in the Consolidated Balance Sheet. The derivative is marked to market each reporting period utilizing the Black-Scholes option pricing model.

On September 15, 2008 and October 3, 2008, respectively, one of the underwriters and its affiliate filed for protection under Chapter 11 of the federal Bankruptcy Code, an event of default under the agreement. As a result of the default, the counterparty is not expected to perform its obligations if such obligations were to be triggered. The Company has written down the fair value of the derivative in relation to this counterparty to nil given the counterparty is in bankruptcy and lacks the ability and intent to settle the contract as of period end. The fair value of the derivative asset purchased from the other counterparty was RMB 4,033 and RMB 9,127 as of December 31, 2009 and 2010 respectively. The change in fair value of this derivative recorded in the income statement was RMB (221,602), RMB (453) and RMB 5,094 for the year ended December 31, 2008, 2009 and 2010 respectively.

ADS Lending Agreement

Concurrent with the offering and sale of the Senior Notes on May 12, 2008, the Company entered into a share lending agreement (the “ADS Lending Agreement”) with certain financial institutions (the “ADS Borrower (s)”), pursuant to which the Company loaned 13,125,520 shares of its common stock (the “Borrowed Shares”) to the ADS Borrowers. The ADS Borrowers will receive all of the proceeds from the sale of the borrowed ADSs. The Company will not receive any proceeds from the sale of the borrowed ADSs pursuant to the ADS Lending Agreement, but the Company will receive from the ADS Borrowers a nominal lending fee of $0.0001 per ADS for each ADS that the Company loan pursuant to the ADS Lending Agreements. The nominal lending fee is reported as increases to additional paid in capital. These borrowed shares must be returned to the Company no later than May 15, 2013, or sooner if certain conditions are met.

These shares were considered issued and outstanding for corporate law purposes at the time they were loaned; however, at the time of the loan they were not considered outstanding for the purpose of computing and reporting earnings per share because these shares were to be returned to the Company no later than May 15, 2013, the maturity date of the Senior Notes. On September 15, 2008, one of the ADS borrowers, who the Company had loaned 6,562,760 shares of its common stock, filed for protection under Chapter 11 of the federal Bankruptcy Code and was placed into administration proceeding in the United Kingdom.

As a result of the bankruptcy filing and the administration proceeding, the ADS Lending Agreement automatically terminated and the ADS Borrower was contractually required to return the shares to the Company. The Company has since demanded the immediate return of all outstanding borrowed shares, however, the shares have not yet been returned. Also under the agreement, the ADS borrower was supposed to transfer collateral to an affiliate equal to the fair value of the shares loaned after it received a credit downgrade on September 15, 2008. Such collateral was to be held in a collateral account for the Company. No collateral transfer was made and the Company is not aware of any collateral account existing. While the Company believes it is exercising all of its legal remedies, it has included these shares in its per share calculation on a weighted average basis due to the uncertainty regarding the recovery of the borrowed shares.

On January 1, 2010, the Company adopted the FASB’s update to the Debt topic of the FASB codification which requires an entity that enters into an equity-classified share lending agreement, utilizing its own shares, in contemplation of a convertible debt issuance or other financing to initially measure the share lending arrangement at fair value and treat it as a cost of the financing. The Company estimated that the fair value of the share lending arrangement at issuance was RMB 230,729. In addition, if it becomes probable that the counterparty to the arrangement will default, the issuer shall recognize an expense for the fair value of the unreturned shares, net of probable recoveries. Due to the bankruptcy of one of the ADS borrowers, the Company recognized an expense of RMB 469,042 for the year ended 31 December 2008 and no subsequent changes in the amount of the probable recoveries were recognized in 2010. The unamortized amount of the issuance costs associated with the share-lending arrangement included in the deferred issuance cost in the balance sheet were RMB 107,080 and RMB 83,367 as of 31 December 2009 and 2010 respectively. The fair value of the outstanding loaned shares was RMB 601,533 (USD 90,829) as of 31 December 2010. The amount of interest cost recognized relating to the amortization of the issuance cost associated with the share-lending arrangement were RMB 11,730, RMB 17,873 and RMB 20,815 for the year ended 31 December 2008, 2009 and 2010 respectively.

These rules require revision of prior periods to conform to current accounting. As a result of retrospectively adopting the new guidance related to the Company’s offering of senior convertible notes in May 2008, certain line items in the consolidated balance sheet and statement of operations for 2008 and 2009 have been revised. (Note 2(z))